Share Capital (Details) - Schedule of fair value options granted - Non-Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Value of one ordinary share (in Dollars per share)	$ 5.93	$ 5.36
Dividend yield	0.00%	0.00%
Expected volatility	62.00%	58.00%
Risk-free interest rate	2.00%	2.00%
Expected term	4 years	4 years